OTHER CURRENT ASSETS - Analysis of past due but not impaired financial assets included in other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in other current assets	¥ 8,160,135	¥ 12,329,668
Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in other current assets	2,652,693	1,796,853
Past due but not impaired | Related parties
Disclosure of financial assets that are either past due or impaired [line items]
Past due but not impaired financial assets due from the Group's related parties	1,545	1,279
Past due but not impaired | Within 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in other current assets	1,214,509	613,140
Past due but not impaired | Between 1 and 2 years
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in other current assets	364,953	741,276
Past due but not impaired | Past due for over 2 years
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in other current assets	1,073,231	442,437
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in other current assets	3,695,391	8,609,164
Not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in other current assets	¥ 6,348,084	¥ 10,406,017